Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	$ 8,105	$ 16,967	$ 11,779
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	41,846	28,747	17,412
Write-off of debt issuance costs	0	3,388	0
Amortization of debt issuance costs	2,398	1,149	141
Share-based payments	284	324	202
Foreign exchange loss/(gain)	1,246	(42)	22
Change in fair value of derivative instruments	21,575	1,749	0
Other	4,804	8	(659)
Changes in operating assets and liabilities, net:
Inventory	(970)	(1,771)	126
Trade accounts receivable, net	1,375	(5,425)	0
Accrued income	(3,490)	(510)	(2,024)
Prepaid expenses	(8,556)	(2,270)	2,414
Other receivables	(2,599)	(893)	335
Receivables due from related parties	149	1,405	(1,720)
Payables due to related parties	216	(110)	(604)
Accounts payable	2,791	(10)	516
Accrued expenses	7,086	472	5,592
Deferred charter revenue	12,766	10,016	(44)
Other current liabilities	48	(6)	(42)
Provisions	230	(1,662)	2,268
Net cash provided by operating activities	89,304	51,526	35,714
Investing activities
Purchase of other fixed assets	(3)	(10)	(14)
Vessel purchase prepayments	(125,800)	0	(349,000)
Additions and installments on newbuildings	0	0	(232,455)
Purchase of vessels and equipment	(565,590)	(291,532)	0
Capitalized interest	0	0	(2,964)
Net cash used in investing activities	(691,393)	(291,542)	(584,433)
Financing activities
Purchase of treasury shares	(1,661)	0	0
Repayment of long-term debt	(35,600)	(29,456)	(286,069)
Drawdown of revolving credit facility	48,684	0	0
Repayment of revolving credit facility	(49,342)	(50,000)	0
Prepayment of long-term debt	0	(294,000)	0
Proceeds from long-term debt	669,600	697,879	584,613
Financing costs	(17,542)	(5,014)	0
Net proceeds from issuance of share capital	0	0	295,311
Cash dividends paid	(10,818)	(5,411)	0
Net cash provided by financing activities	603,321	313,998	593,855
Effect of exchange rate changes on cash	(1,368)	19	0
Net (decrease) increase in cash, cash equivalents and restricted cash	(136)	74,001	45,136
Cash, cash equivalents and restricted cash at the beginning of the period	129,098	55,097	9,961
Cash, cash equivalents and restricted cash at the end of the period	128,962	129,098	55,097
Supplemental Information
Interest paid	(37,075)	(35,955)	(12,958)
Income tax paid	$ (176)	$ (58)	$ 0